Income Taxes	3 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income Taxes
11 - Income Taxes
The Company is subject to income taxes in the U.K. and foreign jurisdictions. The Company bases its interim tax provision on an estimated annual effective tax rate applied to year-to-date results and records discrete items in the period to which they relate. For the three months ended June 30, 2026 and 2025, the Company’s income tax benefit (expense) was $17.0 million and $(16.0) million, respectively. The effective tax rate differed from the 25% U.K. statutory rate primarily due to the impacts of gross basis withholding taxes, research and development tax credits and tax deductions associated with share-based compensation.
During the three months ended June 30, 2026, there were no material changes to unrecognized tax benefits, and there are no expectations of material changes in the Company’s unrecognized tax benefits within the next twelve months. The Company is subject to reviews by the U.K. tax authorities for the fiscal year 2019 and all subsequent years and by the U.S. tax authorities for the calendar year 2003 and most subsequent years.